Cash Flow Hedge Derivative Gains and Losses Recognized in AOCI and the Amounts Reclassified to Earnings (Detail) (Asset And Liability Management, Foreign Exchange Contracts, USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Asset And Liability Management | Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Gain/(Loss) Recognized in AOCI	$ (23.6)	$ 46.7
Net Gain/(Loss) Reclassified from AOCI to Earnings
Trust, Investment and Other Servicing Fees	0.6	7.2
Other Operating Income	(0.1)	0.2
Interest Income	(1.2)	1.7
Interest Expense	0	0.1
Compensation	3.0	(8.2)
Employee Benefits	0.9	(2.1)
Equipment and Software Expense	0	(0.1)
Occupancy Expense	0.5	(1.1)
Other Operating Expense	1.9	(4.0)
Total	$ 5.6	$ (6.3)